Material accounting policy information and estimates - Disclosure of Closing and Weighted Average Foreign Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2024 GBP (£) USD ($)	Jun. 30, 2023 GBP (£) USD ($)	Dec. 31, 2023 GBP (£) USD ($)
United States of America, Dollars
Disclosure In Tabular Form Of Closing And Weighted Average Foreign Exchange Rates [Line Items]
Closing exchange rates | $	1.0718		1.1047
United States of America, Dollars | Weighted average [member]
Disclosure In Tabular Form Of Closing And Weighted Average Foreign Exchange Rates [Line Items]
Weighted average exchange rates | $	1.0811	1.0806
United Kingdom, Pounds
Disclosure In Tabular Form Of Closing And Weighted Average Foreign Exchange Rates [Line Items]
Closing exchange rates | £	0.8478		0.8665
United Kingdom, Pounds | Weighted average [member]
Disclosure In Tabular Form Of Closing And Weighted Average Foreign Exchange Rates [Line Items]
Weighted average exchange rates | £	0.8547	0.8763